Stockholders' Equity (Details 2) (USD $)	1 Months Ended		3 Months Ended	12 Months Ended				1 Months Ended	12 Months Ended				1 Months Ended				12 Months Ended
	Jan. 31, 2012	Jan. 31, 2011	Mar. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Nov. 30, 2009 class	Apr. 30, 2010 Class B common stock	Dec. 31, 2010 Class B common stock	Dec. 31, 2010 Class A common stock	Jun. 16, 2010 Malone Transaction	Apr. 30, 2010 Malone Transaction	Jun. 30, 2010 Malone Transaction Class B common stock	Apr. 30, 2010 Malone Transaction Class B common stock	Jun. 30, 2010 Malone Transaction Class A common stock	Apr. 30, 2010 Malone Transaction Class A common stock	Dec. 31, 2010 Malone Transaction Class A common stock
Shareholder Transaction
Exchange of Class B common shares for Class A common shares								21,809,863					21,809,863	21,809,863
Exchange of Class B common shares for Class A common shares (in shares)															26,547,624	26,547,624
Voting interest held by shareholder, prior to conversion (as a percent)											24.00%	24.00%
Voting interest held by shareholder, after conversion (as a percent)											3.00%	3.00%
Number of shares of Class A common stock issued in exchange for each share of Class B common stock															1	1
Fair value of additional Class A common stock issued as conversion inducement									$ 160,000,000	$ 160,000,000			$ 160,000,000	$ 160,000,000	$ 160,000,000	$ 160,000,000
Effect of stock conversion on diluted earnings per share (in dollars per share)																	$ 0.18
Information regarding shares repurchased and retired
Additional stock repurchases authorized			6,000,000,000
Total cost of repurchased shares				5,455,000,000	5,179,000,000	1,696,000,000
Average price per share (in dollars per share)				$ 45.78	$ 38.20	$ 23.79
Number of shares repurchased and retired				119,132,986	135,528,774	71,242,534
Amount paid for stock repurchases	$ 27,000,000	$ 68,000,000		$ 5,496,000,000	$ 5,111,000,000	$ 1,696,000,000
Number of types of common stock							2